UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Global Strategies Fund

August 31, 2017

DYS-QTLY-1017
1.852679.109

Consolidated Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 62.3%
	Shares	Value
Diversified Emerging Markets Funds - 10.2%
Fidelity Emerging Markets Fund (a)	296,184	$8,909,208
iShares Core MSCI Emerging Markets ETF	163,600	8,836,036

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		17,745,244

Europe Stock Funds - 12.0%
Fidelity Europe Fund (a)	513,754	20,683,754
Foreign Large Blend Funds - 8.1%
Fidelity Pacific Basin Fund (a)	422,470	14,047,135
Japan Stock Funds - 5.1%
Fidelity Japan Smaller Companies Fund (a)	495,910	8,832,157
Large Growth Funds - 15.1%
Fidelity Contrafund (a)	73,031	8,776,860
Fidelity Stock Selector All Cap Fund (a)	412,215	17,358,359

TOTAL LARGE GROWTH FUNDS		26,135,219

Mid-Cap Value Funds - 9.9%
Fidelity Low-Priced Stock Fund (a)	314,312	17,123,736
Sector Funds - Energy - 1.9%
Energy Select Sector SPDR ETF (b)	51,930	3,270,032
TOTAL EQUITY FUNDS
(Cost $102,835,440)		107,837,277

Fixed-Income Funds - 28.3%
Inflation-Protected Bond Funds - 5.0%
iShares Barclays TIPS Bond ETF	75,930	8,703,097
Intermediate Government Funds - 5.0%
iShares 3-7 Year Treasury Bond ETF	69,640	8,681,322
Long Government Bond Funds - 10.3%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	265,802	3,561,749
iShares 20+ Year Treasury Bond ETF (b)	42,682	5,462,869
iShares 7-10 Year Treasury Bond ETF (b)	80,790	8,744,710

TOTAL LONG GOVERNMENT BOND FUNDS		17,769,328

World Bond Funds - 8.0%
SPDR Barclays Capital International Treasury Bond ETF	243,960	6,989,454
Vanguard Total International Bond ETF	126,890	6,961,185

TOTAL WORLD BOND FUNDS		13,950,639

TOTAL FIXED-INCOME FUNDS
(Cost $47,953,696)		49,104,386

Other - 3.1%
Commodity Funds - Broad Basket - 1.5%
Fidelity Global Commodity Stock Fund (a)	217,100	2,598,684
Specialty Precious Metals Funds - 1.6%
Market Vectors Gold Miners ETF (b)	113,010	2,793,607
TOTAL OTHER
(Cost $5,180,278)		5,392,291

Money Market Funds - 15.3%
Fidelity Cash Central Fund, 1.11% (c)	11,028,620	11,030,826
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	15,355,654	15,357,189
TOTAL MONEY MARKET FUNDS
(Cost $26,387,183)		26,388,015
TOTAL INVESTMENT IN SECURITIES - 109.0%
(Cost $182,356,597)		188,721,969
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(15,554,778)
NET ASSETS - 100%		$173,167,191

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,915
Fidelity Securities Lending Cash Central Fund	36,174
Total	$64,089

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital Appreciation Fund	$4,721,149	$--	$4,884,322	$--	$(100,778)	$263,952	$--
Fidelity Contrafund	--	8,638,101	--	--	--	138,759	8,776,860
Fidelity Emerging Markets Fund	7,552,276	590,000	--	--	--	766,931	8,909,208
Fidelity Europe Fund	8,983,675	11,691,261	--	--	--	8,817	20,683,754
Fidelity Event Driven Opportunities Fund	5,879,960	103,268	6,245,717	--	1,620,252	(1,357,763)	--
Fidelity Global Commodity Stock Fund	--	2,590,000	--	--	--	8,684	2,598,684
Fidelity International Capital Appreciation Fund	7,708,195	--	7,939,720	--	1,197,309	(965,784)	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.93%	189,219	265	189,483	269	--	--	--
Fidelity Japan Smaller Companies Fund	6,775,345	1,570,000	--	--	--	486,813	8,832,157
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	3,458,328	--	8,328	--	103,420	3,561,749
Fidelity Low-Priced Stock Fund	--	17,092,305	--	--	--	31,431	17,123,736
Fidelity Mid-Cap Stock Fund	9,081,441	218,969	9,393,461	7,389	(186,558)	279,609	--
Fidelity OTC Portfolio	7,941,572	--	8,207,171	--	2,012,461	(1,746,861)	--
Fidelity Pacific Basin Fund	6,381,628	7,109,212	--	--	--	556,295	14,047,135
Fidelity Real Estate Income Fund	3,556,503	38,002	3,621,597	38,002	762,132	(735,040)	--
Fidelity Stock Selector All Cap Fund	--	17,247,061	--	--	--	111,298	17,358,359
Fidelity Value Discovery Fund	9,158,188	--	9,566,731	--	1,611,620	(1,203,076)	--
Fidelity Value Strategies Fund	7,715,619	--	8,109,737	--	161,423	232,696	--
Total	$85,644,770	$70,346,772	$58,157,939	$53,988	$7,077,861	$(3,019,819)	$101,891,642

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Dynamic Strategies Cayman, Ltd.	$3,960,521	$--	$4,047,000	$ --	$(471,117)	$622,144	$64,548

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2017, the Fund held $64,548 in the Subsidiary, representing .04% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017